Long-Term Debt and Other Financial Liabilities, Entrust Loan Facility (Details) - USD ($) $ in Thousands		6 Months Ended
	Mar. 05, 2021	Jun. 30, 2021	Jun. 30, 2020
Senior Long-Term Debt [Abstract]
Repayment of long-term debt		$ 66,722	$ 8,891
Entrust Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Repayment of long-term debt	$ 21,600